UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Peachtree Cable Holdings, Ltd.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas 76102

Form 13F File Number:  28-5202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:     Vice  President of Member of General Partner of  General  Partner  of
General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

     /s/ W.R. Cotham          Fort Worth, Texas        August 12, 1999

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $1,002,168 (thousands)

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE
Mediaone   Group  COM   5844OJ104     532446  7158942   SH           Sole             7158942
Inc.
U S West Inc New  COM   91273H101     469722  7995275   SH           Sole             7995275

